FAIR VALUE MEASUREMENTS (Details)	Jun. 30, 2021 USD ($)
Assets:
Cash held in the Trust Account	$ 296,363
Marketable securities held in Trust Account	57,505,231
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	$ 57,505,231